Related Party Transactions	12 Months Ended
Dec. 31, 2025
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Related Party Transactions

Note 32: Related Party Transactions

As of December 31, 2025, the Company’s principal shareholder, Woodbridge (together with its affiliates), beneficially owned approximately 70% of the Company’s common shares.

Transactions with Woodbridge

From time to time, in the normal course of business, the Company enters into transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.

Transactions with YPL

In 2024, the Company received $1.8 billion of dividends from YPL related to the sale of the Company’s indirectly owned LSEG shares. See note 9 for further details about these transactions.

Transactions with 3XSQ Associates

In 2025, the Company made an $18 million in-kind contribution representing the fair value of guarantees provided in connection with a $385 million loan facility obtained by 3XSQ Associates (see note 31). In each of 2025 and 2024, the Company also contributed $10 million in cash pursuant to a capital call.

Additionally, in October 2025, the Company amended its lease agreement with 3XSQ Associates for additional office space in the 3 Times Square building in New York, New York and extended the lease term to May 2036 for a total commitment of $46 million. In each of 2025 and 2024, the Company paid $4 million of rent to 3XSQ Associates.

Transactions with other associates

From time to time, the Company enters into transactions with other associates. These transactions typically involve providing or receiving services in the normal course of business and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.

Compensation of key management personnel

Key management personnel compensation, including directors, are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Salaries and other benefits	23	25
Share-based payments	24	19
Total compensation	47	44

Key management personnel are comprised of the Company’s directors and executive officers.